UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

WP International Companies Income Plus Fund

(Exact name of registrant as specified in charter)

4520 MAIN STREET Suite 1425, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
4520 MAIN STREET, SUITE 1425
KANSAS CITY, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0723

Date of fiscal year end:  11/30/2017

Date of reporting period: 07/01/2016 to 06/30/2017

ITEM 1.	PROXY VOTING RECORD:

The filing for WP International Companies Income Plus Fund, a series of WP Trust, is attached.

Security Name	Symbol	CUSIP	Meeting Date	Sequence	Proposal	Proposed by	Mgt. Recommendation For or Against Proposal	Fund Voted For or Against Proposal	Fund voted For or Against Recommendation
I SHARES MSCI EAFE ETF	EFA	464287465	6/19/2017	1	Election of 5 directors	MANAGEMENT	FOR	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott	/s/ Randy Linscott
President
Date: July 20, 2017